CREDIT AGREEMENT (Schedule of Component of Term Debt Liability) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Credit Agreement Schedule Of Component Of Term Debt Liability Details
Principal	$ 475,000
Less: Debt issuance costs, net of amortization	(9,820)
Net carrying amount	$ 465,180